INCOME TAX AND SOCIAL CONTRIBUTION - Summary of changes In Deferred Asset And Liability Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining balance, asset		R$ 3,100,515	[1]	R$ 1,339,725
Beginning balance, liability		(994,041)	[1]	(1,288,045)
Ending balance, asset	[1]	3,519,515		3,100,515
Ending balance, liability	[1]	(934,414)		(994,041)
Effect on statement of profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		599,136		1,874,722
Increase decrease in deferred tax liability		(1,071)		243,180
Transfer between income tax and deferred social contribution – assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset				16,437
Increase decrease in deferred tax liability				(16,437)
Reserve for grant of options and restricted shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		28,750		(106,979)
Increase decrease in deferred tax liability		(1,617)
Translation adjustment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(478,921)		(96,329)
Increase decrease in deferred tax liability		62,315		67,261
Tax effects on (losses) earnings from cash flow hedge operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		270,035		72,939
Increase decrease in deferred tax liability

[1]	Balance as presented in the balance sheet including the jurisdictional netting effects of deferred tax assets and liabilities of the same nature, originating in the same taxpayer and taxing authority. As of the year-end of 2021, Parent’s deferred tax assets were unrecognized and as a result, no deferred tax assets and/or liabilities were recognized.